Income tax (Details 3) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	$ 98,449	$ 94,612
Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	97,877	93,678
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	130	107
Financing Costs [Member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	$ 442	$ 827